Schedule of Investments (unaudited) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 140.2%

New York — 139.9%

Corporate — 2.6%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$820	$885,002
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,445	11,117,420

		12,002,422

County/City/Special District/School District — 25.7%
City of New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 08/01/32	490	539,951
Fiscal 2014, Series E, 5.00%, 08/01/32	2,000	2,259,360
Series E, 5.50%, 08/01/25	2,710	3,148,830
Series E, 5.00%, 08/01/30	2,000	2,234,620
City of New York, GO:
Series A-1, 5.00%, 08/01/35	2,350	2,518,730
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,503,322
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	945	1,070,231
Sub-Series F-1, 5.00%, 04/01/43	4,550	5,457,816
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM)(a):
0.00%, 11/15/55	2,485	708,200
0.00%, 11/15/56	3,765	1,032,853
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,150	7,166,964
5.00%, 11/15/45	12,215	14,137,641
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,380	719,946
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	800	802,784
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	3,500	3,508,610
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,150	6,165,191
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	2,200	2,205,038
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,500	9,549,020

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	$2,790	$3,061,969
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	2,730	3,234,176
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	2,510	2,954,772
Series A-2, 5.00%, 08/01/38	3,440	4,120,432
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,406,705
County of Nassau New York, GO, Series A, 5.00%, 01/15/31	1,400	1,690,024
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	1,980	2,417,422
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	1,815	2,170,014
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	2,285	2,715,768
5.00%, 02/15/42	5,975	7,062,271
4.00%, 02/15/44	2,230	2,419,349
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, Series B(a):
CAB, Sub Lien, 0.00%, 11/15/32	565	385,980
0.00%, 11/15/42	2,185	989,739
0.00%, 11/15/47	5,600	2,061,864
0.00%, 11/15/48	2,665	939,972
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/31	1,710	1,851,126
4, 5.00%, 11/15/44	4,000	4,289,760
7 Class 1, 4.00%, 09/15/35	885	930,011
7 Class 2, 5.00%, 09/15/43	3,430	3,706,527
5.75%, 11/15/51	1,755	1,928,026

		119,065,014

Education — 23.1%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	284,953
5.00%, 12/01/32	100	112,888
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	4,975	5,190,865

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	$450	$505,836
Manhattan College Project, 4.00%, 08/01/42	525	558,285
Manhattan College Project, 5.00%, 08/01/47	505	588,386
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	115,925
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	1,775	2,040,309
American Museum of Natural History, 5.00%, 07/01/41	750	857,115
Carnegie Hall, 4.75%, 12/01/39	3,150	3,194,383
Carnegie Hall, 5.00%, 12/01/39	1,850	1,880,248
Wildlife Conservation Society, 5.00%, 08/01/42	2,840	3,166,998
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,535	5,755,791
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	1,000	1,069,140
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	1,685	2,047,123
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,066,500
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	570	681,384
5.00%, 07/01/48	855	1,017,313
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	985	1,165,393

Security	Par (000)	Value

Education (continued)
4.00%, 07/01/46	$1,865	$2,017,035
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	685	788,688
5.00%, 07/01/43	2,480	2,848,230
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 07/01/23(b)	1,240	1,423,098
4.00%, 07/01/39	350	376,264
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,232,826
5.00%, 12/01/36	1,100	1,190,442
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	715	760,016
5.00%, 07/01/42	445	470,908
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	300	325,329
5.38%, 09/01/41	125	133,173
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 01/01/21	700	742,280
5.50%, 01/01/21	500	532,140
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	500	517,600
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 07/01/39	750	840,960
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	1,904,679
Fordham University, Series A, 5.00%, 07/01/21(b)	175	188,325
Fordham University, Series A, 5.50%, 07/01/21(b)	1,375	1,493,718

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New School (AGM), 5.50%, 07/01/20(b)	$3,265	$3,410,521
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	3,500	4,894,610
New York University, Series B, 5.00%, 07/01/42	3,000	3,288,450
Siena College, 5.13%, 07/01/19(b)	1,345	1,348,806
State University Dormitory Facilities, Series A, 5.00%, 07/01/35	750	776,160
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	1,500	1,552,095
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,500	1,599,390
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	1,000	1,095,360
Barnard College, Series A, 5.00%, 07/01/34	900	1,050,264
Barnard College, Series A, 4.00%, 07/01/37	510	546,128
Barnard College, Series A, 5.00%, 07/01/43	1,520	1,752,195
Cornell University, Series A, 5.00%, 07/01/40	1,000	1,034,400
Fordham University, 5.00%, 07/01/44	1,900	2,128,855
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,030	1,185,077
New York University, Series A, 5.00%, 07/01/31	3,000	3,294,180
New York University, Series A, 5.00%, 07/01/37	4,180	4,591,981
Rochester Institute of Technology, 5.00%, 07/01/42	750	813,428
Series E, 5.25%, 03/15/33	2,250	2,706,458
St. John’s University, Series A, 5.00%, 07/01/37	2,005	2,307,013
State University Dormitory Facilities, Series A, 5.25%, 07/01/31	4,755	5,414,328
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	6,435	7,325,475

Security	Par (000)	Value

Education (continued)
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	$1,490	$1,623,906
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	1,540	1,818,447
State University Dormitory Facilities, Series B, 5.00%, 07/01/33	860	1,006,363
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,030	1,205,976

		106,854,412

Health — 8.8%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,800	1,841,076
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 04/01/34	500	525,255
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	4,495	4,781,197
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	500	524,675
5.00%, 12/01/46	800	914,248
Series A, 5.00%, 12/01/37	1,180	1,278,471
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,925	6,299,282
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	460	511,262
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,422,316

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	$2,680	$2,806,576
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	1,800	1,889,802
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,055,440
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	685	723,175
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/45	620	666,872
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,200	2,597,606
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	2,000	2,138,220
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(b)	7,375	7,919,349
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	2,645	3,072,009

		40,966,831

Housing — 7.4%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	6,505	7,250,278
5.00%, 07/01/33	1,375	1,516,364
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	1,075	1,126,310
Sustainable Neighbourhood, Series B1-A, 3.75%, 11/01/54	1,435	1,485,340
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,000	2,005,560

Security	Par (000)	Value

Housing (continued)
State of New York HFA, RB, M/F:
Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	$845	$891,635
Green Bond, Affordable Housing, Climate Bond Certified, Series D (SONYMA), 3.80%, 11/01/49	1,700	1,775,310
Housing, Affordable Housing, Series E (SONYMA), 3.80%, 11/01/49	910	950,313
Green Bonds, Series H, 4.15%, 11/01/43	1,375	1,502,297
Green Bonds, Series H, 4.20%, 11/01/48	905	984,939
St. Philip’s Housing, Series A, Housing, AMT, 4.65%, 11/15/38	1,000	1,010,830
State of New York Mortgage Agency, Refunding RB:
S/F Housing, Series 192, 3.80%, 10/01/31	3,110	3,271,564
S/F Housing, Series 194, AMT, 3.80%, 04/01/28	3,140	3,294,394
S/F Housing, Series 217, 3.80%, 04/01/45	895	936,179
S/F, Series 213, 4.20%, 10/01/43	1,910	2,059,572
Series 190, 3.80%, 10/01/40	2,880	2,971,008
Series 218, AMT, 3.60%, 04/01/33	905	945,462
Series 218, AMT, 3.85%, 04/01/38	325	339,271

		34,316,626

State — 18.8%
City of New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 07/15/36	1,600	2,008,256
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	5,045	5,600,656
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	950	1,072,569
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,931,349
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	1,455	1,703,674
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	860	1,043,937

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/42	$8,825	$10,440,416
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,158,665
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	2,500	2,541,425
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	4,000	4,552,000
Green Bond, SubSeries B-1, 5.00%, 11/15/51	2,360	2,756,173
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	2,500	2,794,250
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	2,070	2,307,388
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	2,725	3,256,784
General Purpose, Series A, 5.00%, 02/15/36	4,500	5,008,680
General Purpose, Series B, 5.00%, 03/15/37	3,000	3,263,100
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	1,465	1,747,056
Group C, Sales Tax, Series A, 5.00%, 03/15/41	7,125	8,461,009
Master BOCES Program Lease (AGC), 5.00%, 08/15/19(b)	250	251,825
Series A, 5.00%, 02/15/42	7,500	8,810,625
Series B, 5.00%, 03/15/37	1,500	1,755,285
Series B, 5.00%, 03/15/42	4,600	4,981,938
State Personal Income Tax, Series A, 5.00%, 02/15/43	495	548,242
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	2,800	3,410,540
Series C, 5.00%, 03/15/38	100	121,608
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,242,520

		86,769,970

Security	Par (000)	Value

Tobacco — 2.4%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	$400	$431,512
Series A-2B, 5.00%, 06/01/45	2,010	2,125,253
Series A-2B, 5.00%, 06/01/51	765	786,803
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	1,875	1,893,244
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,495	1,598,155
5.25%, 05/15/40	1,500	1,592,355
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	294,850
Westchester New York Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	2,440	2,407,475

		11,129,647

Transportation — 35.0%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	750	870,825
Toll Bridge System, 5.00%, 01/01/42	1,565	1,817,747
Metropolitan Transportation Authority, RB:
Green Bonds,
Series A, 5.00%, 11/15/21(b)	1,000	1,089,590
Series A, 5.00%, 05/15/23(b)	3,000	3,430,710
Series A-1, 5.25%, 11/15/23(b)	3,240	3,795,854
Series B, 5.25%, 11/15/44	1,000	1,140,010
Series D, 5.25%, 11/15/21(b)	440	482,064
Series E, 5.00%, 11/15/38	8,750	9,726,150
Series E, 5.00%, 11/15/43	1,000	1,105,260
Sub-Series B, 5.00%, 11/15/23(b)	1,000	1,160,780
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series A-3 (AGM), 4.00%, 11/15/46	855	938,345
Green Bond, Series A1, 5.00%, 11/15/37	1,500	1,769,985

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Green Bonds, Series A-1, 5.25%, 11/15/56	$1,830	$2,122,013
Green Bonds, Series A-1, 5.25%, 11/15/57	1,505	1,767,939
Series C-1, 5.00%, 11/15/36	1,845	2,185,864
Series D, 5.25%, 11/15/21(b)	1,560	1,709,136
Series D, 5.00%, 11/15/30	885	977,244
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,950,946
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	12,544,085
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	1,805	1,986,727
5.00%, 07/01/46	12,525	13,750,321
5.25%, 01/01/50	965	1,069,104
(AGM), 4.00%, 07/01/41	1,250	1,312,363
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	355	357,893
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	100	120,025
5.00%, 04/01/35	90	107,529
5.00%, 04/01/36	95	113,121
5.00%, 04/01/37	55	65,248
5.00%, 04/01/38	55	65,003
5.00%, 04/01/39	80	94,301
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,591,425
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,618,980
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	16,205	16,794,538

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	$1,000	$1,126,810
179th Series, 5.00%, 12/01/38	1,390	1,577,567
195th Series, AMT, 5.00%, 04/01/36	1,400	1,648,402
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	298,395
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	834,750
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,793,689
Consolidated, 211th Series, 4.00%, 09/01/43	5,000	5,522,650
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	1,770	2,056,014
5.25%, 01/01/56	1,080	1,248,026
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/37	3,770	4,062,929
General, Series I, 5.00%, 01/01/42	4,270	4,593,879
General, Series J, 5.00%, 01/01/41	5,000	5,621,300
General, Series K, 5.00%, 01/01/29	1,750	2,063,705
General, Series K, 5.00%, 01/01/31	1,000	1,169,350
Series L, 5.00%, 01/01/33	410	506,522
Series L, 5.00%, 01/01/34	710	872,924
Series L, 5.00%, 01/01/35	810	990,970
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,100,355
5.00%, 11/15/45	820	956,538
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	7,670	5,295,598
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,109,050
General, Series A, 5.00%, 11/15/41	5,000	5,875,600
General, Series A, 5.25%, 11/15/45	1,280	1,497,741
General, Series A, 5.00%, 11/15/50	3,000	3,439,890
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	870	1,075,129
Series B, 5.00%, 11/15/38	8,225	9,873,372

		161,842,280

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 16.1%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	$3,850	$4,632,320
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,554,420
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,036,280
Fiscal 2011, Series GG, 5.00%, 06/15/21(b)	2,070	2,224,277
Fiscal 2015, Series HH, 5.00%, 06/15/39	2,250	2,610,495
City of New York Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/49	1,135	1,245,867
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	2,000	2,424,720
Series EE, 5.00%, 06/15/40	4,290	5,173,869
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,065	1,216,688
Long Island Power Authority, RB:
5.00%, 09/01/37	3,175	3,872,452
5.00%, 09/01/35	1,000	1,229,730
General, 5.00%, 09/01/47	905	1,070,334
General, 5.00%, 09/01/36	825	993,556
General, Electric Systems, 5.00%, 09/01/42	280	332,884
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	2,375	2,539,136
Long Island Power Authority, Refunding RB, Electric System, Series B:
5.00%, 09/01/41	475	556,025
5.00%, 09/01/46	660	768,445

Security	Par (000)	Value

Utilities (continued)
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	$3,170	$3,668,134
Subordinated SRF Bonds, 5.00%, 06/15/48	1,120	1,352,781
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	3,200	3,414,016
Series A, 5.00%, 06/15/40	1,545	1,797,206
Series A, 5.00%, 06/15/45	7,935	9,208,091
Subordinated SRF Bonds, 4.00%, 06/15/46	1,000	1,093,370
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,780,363
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	15,490	17,605,934

		74,401,393

Total Municipal Bonds in New York		647,348,595

Guam — 0.3%

Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(b)	1,175	1,230,155

Total Municipal Bonds in Guam		1,230,155

Total Municipal Bonds — 140.2% (Cost — $603,405,851)		648,578,750

Municipal Bonds Transferred to Tender Option Bond Trusts(c) — 22.5%

New York — 22.5%

County/City/Special District/School District — 3.0%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	2,500	2,831,887
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,775,620
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(d):
5.75%, 02/15/21(b)	3,714	3,975,286
5.75%, 02/15/47	2,285	2,445,476

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	$2,610	$2,840,794

		13,869,063

Education — 2.6%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,223,702
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A:
5.25%, 07/01/19(b)	5,000	5,014,800
5.00%, 07/01/35	4,448	4,745,327

		11,983,829

Housing — 2.4%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	3,630	3,892,449
State of New York HFA, RB, M/F Affordable Housing, Green Bond, Climate Bond Certified, Series I, 4.05%, 11/01/48	4,543	4,782,264
State of New York HFA, Refunding RB, Series C (SONYMA, Fannie Mae), 3.85%, 11/01/39	2,267	2,377,384

		11,052,097

State — 5.5%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,652,337
4.00%, 10/15/32	6,000	6,684,960
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	2,000	2,492,740
General Purpose, Series C, 5.00%, 03/15/41	2,500	2,642,037
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(d)	2,950	3,572,340
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	1,471	1,707,780

		25,752,194

Security	Par (000)	Value

Transportation — 5.2%
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/25	$8,005	$8,609,722
Series194th, 5.25%, 10/15/55	3,405	3,983,192
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	10,000	11,720,100

		24,313,014

Utilities — 3.8%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	7,151	7,649,828
Series FF-2, 5.50%, 06/15/40	1,920	1,925,670
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2018, 5.00%, 06/15/38(d)	1,151	1,381,734
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	3,000	3,594,735
Series B, 4.00%, 12/15/35	2,600	2,883,270

		17,435,237

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.5% (Cost — $99,540,961)		104,405,434

Total Investments — 162.7% (Cost — $702,946,812)		752,984,184

Other Assets Less Liabilities — 1.7%		7,889,058

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.8)%		(54,594,205)

VRDP Shares at Liquidation Value — (52.6)%		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$462,679,037

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to September 15, 2026, is $5,827,650.

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio*	—	—	—	$—	$16,573	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class*	2,683,498	(2,683,498)	—	—	4,506	49	(49)

				$—	$21,079	$49	$(49)

*	No longer held by the Trust as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

BOCES — Board of Cooperative Educational Services

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

Fannie Mae — Federal National Mortgage Association

FHA — Federal Housing Administration

Freddie Mac — Federal Home Loan Mortgage Corp.

Ginnie Mae — Government National Mortgage Association

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	84	09/19/19	$10,647	$(70,552)
Long U.S. Treasury Bond	164	09/19/19	25,210	(262,384)
5-Year U.S. Treasury Note	59	09/30/19	6,925	(28,210)

				$(361,146)

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$752,984,184	$—	$752,984,184

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(361,146)	$—	$—	$(361,146)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(54,386,883)	$—	$(54,386,883)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(297,986,883)	$—	$(297,986,883)

11